Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Derivative asset - current (Note 23)	₨ 672	$ 8.9
Interest receivable on term deposits	236	3.1	₨ 243
Balance with statutory authorities	504	6.7	746
Prepaid bank guarantee charges	88	1.2	76
Prepaid insurance and other expenses	61	0.8	146
Advance to suppliers	39	0.5	110
Other	19	0.3	59
Total	₨ 1,619	$ 21.5	₨ 1,380